Total Capital and Net Income Per Common Unit - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital Unit [Line Items]
Days after year-end where limited partner's have right to receive cash distribution	45 days
Common Units
Capital Unit [Line Items]
General partner's proportionate contribution	66.67%
Seapeak LLC | Teekay Corporation
Capital Unit [Line Items]
General partner interest percentage	1.80%	1.80%
Seapeak LLC | Public
Capital Unit [Line Items]
General partner's proportionate contribution	58.70%